Amplify EASI Tactical Growth ETF
AMPLIFY EASI TACTICAL GROWTH ETF Summary Information
INVESTMENT OBJECTIVE
The Amplify EASI Tactical Growth ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the EASI Tactical Growth Index (the "Index").
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify EASI Tactical Growth ETF Amplify EASI Tactical Growth ETF Shares
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.75%
[1]	"Other Expenses" estimated based on the expenses the Fund expects to incur for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	One Year	Three Years
Amplify EASI Tactical Growth ETF | Amplify EASI Tactical Growth ETF Shares | USD ($)	77	240

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 80% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund generally invests in all of the securities comprising the Index in proportion to the weightings of the securities in the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. Penserra Capital Management, LLC, the Fund's investment sub-adviser, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is a rules-based index that was created and is maintained by EASI Investments, LLC ("EASI Investments" or the "Index Provider"). The Index uses a methodology designed to maximize risk-adjusted returns by seeking to take advantage of the investment returns provided during periods of upward acceleration in stock prices, while seeking to shield from potential investment losses during periods of downward acceleration in stock prices. In doing so, the Index seeks to tactically rotate between exposures to growth stocks and fixed-income securities.

The Index has two distinct allocations, depending on market signals: (1) equity or (2) fixed-income. The equity allocation is composed of equity securities and exchange-traded funds ("ETFs") that invest in large-capitalization equity securities and the fixed-income allocation is composed of five ETFs that invest in investment grade U.S. fixed income securities. The determination as to which allocation is utilized by the Index is determined by the "Tactical Allocation Signal." The Tactical Allocation Signal measures the monthly changes in price of the Index equity components and compares their monthly price change to their trailing twelve-month average, with the greatest measuring on the last three months. This moving average is calculated to identify when the upward or downward momentum of the Index has changed. When the moving average of the Index is trending in an upward direction over a twelve-month period, the Index is defined to demonstrate upward momentum. When the upward trend of this moving average reverses to a downward trend, the Index shifts to its fixed-income allocation, as described below. Conversely, when a downward trend in the moving average reverses to an upward trend, the Index shifts from its fixed income to its equity allocation.

The initial universe for the equity allocation consists of all of the equity securities listed on the New York Stock Exchange, NYSE American or NASDAQ Stock Market. This universe is then narrowed by excluding all securities with an average daily volume in the last 50 days of 300,000 or fewer shares. The remaining securities are then assigned a "Stock Growth Grade Point." The Stock Growth Grade Point is a quantitative methodology based on a scale from 0.1 to 4.0, with 4.0 being the best grade point, and is determined by considering an equity security's price performance and other fundamental characteristics. 60% of the Index weighting for the Stock Growth Grade Point is based upon the price performance of an equity security. This performance measurement includes:

•	the relative price performance of the stock against the S&P 500 Index and all the other stocks in the Index universe for the equity allocation;

•	a measurement of how far the equity security trading below the highest at which its shares have closed over the past 12 months; and

•	volume characteristics of the equity security. The equity security will receive a higher rating if it moves higher in price during increased trading volume and if it moves lower in price during decreased trading volume. Conversely, the equity security will receive a lower rating if it moves lower in price during increased trading volume and moves higher in price during decreased trading volume.

40% of the Index weighting for the Stock Growth Grade Point is based upon other fundamental characteristics of an equity security, including earnings change, earnings acceleration, sales change and return on equity. The Index scores companies with strong fundamental characteristics with an acceleration in earnings on a quarterly and annual basis with higher Stock Growth Grade Points.

When utilizing the equity allocation, the Fund will generally hold between 33 and 50 securities, in accordance with the Index. Generally, the components will be weighted equally. A security must have a Stock Growth Grade Point of 3.8 or more to be included in the Index. However, in the event the number of eligible index components drops below 33 securities, the SPDR® S&P 500® ETF and the Powershares QQQ ETF, each an ETF tracking a large-capitalization equity index, will be added as Index components. If the ETFs are included in the Index, each non-ETF will be given a weight of 3.03% and the remainder of the allocation will be divided equally between the ETFs.

When utilizing the fixed-income allocation, the Index will be composed as follows:

•	35% in PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

•	35% in Vanguard Short Term Bond ETF

•	15% in iShares Core U.S. Aggregated Bond ETF

•	15% in Vanguard Intermediate-Term Bond ETF

The composition of the Index is determined on (i) the second Friday of each month (or the prior business day if the second Friday is a holiday); or (ii) following a trigger event, defined below. Adjustments are made to the Index four business days after the Index has been selected. A "trigger event" refers to a change to the aggregate allocation between equity components and fixed-income components as indicated by the Tactical Allocation Signal, which is calculated on every Friday that is a business day and is in addition to a regularly scheduled monthly Index reconstitution and rebalance date. In the event of a trigger event, the Index will shift from its equity to fixed income allocation or from its fixed income to equity allocation, as applicable, with Index components and weightings determined as described above.

The Fund may buy and sell investments frequently depending on the Index's allocation. Higher rates of portfolio turnover often involve higher expenses, including brokerage commissions, and may result in an increase in the amount of distributions from the Fund taxed as ordinary income, which may limit the tax efficiency of the Fund.

Concentration Policy. To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund's net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an authorized participant (as defined in "Purchase and Sales of Shares") may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

Below Net Asset Value Risk. The net asset value of Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade below (discount), at or above (premium) their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

Concentration Risk. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. The Fund may be susceptible to loss due to adverse occurrences to the extent that the Fund's investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss.

Equity Securities Risk. The Fund invests in equity securities. The value of the Shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Exchange-Traded Fund Risk. In addition to the risks associated with the underlying assets held by an ETF, the Fund's investments in ETFs subject it to the following additional risks: (1) an ETF's shares may trade above or below its net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) trading an ETF's shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; and (5) a passively managed ETF may hold troubled securities. Investment in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests.

Fixed-Income Securities Risk. Holders of fixed-income securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the holder of fixed-income securities to reinvest the proceeds of securities that have been repaid by the issuer at lower interest rates.

Fluctuation of Net Asset Value Risk. The Fund is generally subject to liquidity risk that may affect the market for Shares as compared to the underlying value of the Fund's investments. The net asset value of Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

Income Risk. The income from fixed-income securities could decline due to falling market interest rates. This is because, in a falling interest rate environment, the Fund generally will have to invest the proceeds from sales of their shares, as well as the proceeds from maturing portfolio securities, or portfolio securities that have been called, in lower-yielding securities.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities.

Index Provider Risk. The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of their Index, as published by their Index Provider. There is no assurance that the Index Provider will compile its Index accurately, or that the Index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what the Index is designed to achieve, the Index Provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in its indices, and it does not guarantee that its Index will be in line with its methodology.

Limitations on Intraday Indicative Value Risk. The Exchange intends to disseminate the approximate per share value of the Fund's published basket of portfolio securities every 15 seconds (the ''intraday indicative value'' or ''IIV''). The IIV should not be viewed as a ''real-time'' update of the NAV per Share because (i) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day, (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the published basket of portfolio securities and not on the Fund's actual holdings. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market's close, which could affect premiums and discounts between the IIV and the market price of the Shares. The Fund, Adviser and Sub-Adviser are not involved in, or responsible for, any aspect of the calculation or dissemination of the IIV and do not make any warranty as to the accuracy of these calculations.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Market Risk. Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value, including the possible loss of the entire principal amount that you invest. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

Momentum Investing Risk. The Index employs a "momentum" style methodology that emphasizes selecting stocks that have had higher recent price performance compared to other stocks. The Fund may be subject to more risk because stocks in which the Fund invests may be more volatile than a broad cross-section of stocks or the returns on stocks that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. Additionally, during periods of positive stock market performance, the returns of the Fund may be lower when a significant portion of the Fund's net assets are allocated to the fixed-income allocation. Momentum can turn quickly and cause significant variation from other types of investments.

New Fund Risk. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation. Even if the Fund does not liquidate, if the Fund fails to attract a large amount of assets, shareholders of the Fund may incur higher expenses.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Passive Investment Risk. The Fund invests in the securities included in the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets, except in connection with the Index's risk reduction mechanism. As a result, the Fund's performance may be adversely affected by a general decline in the market segments relating to the Index.

Portfolio Turnover Risk. High portfolio turnover (higher than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer markups and other transaction costs on the sale of the securities and on reinvestment in other securities, as well as possible increased taxable distributions.

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Trading Issues Risk. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small or the Fund does not have enough shareholders.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

PERFORMANCE
The Fund's performance information is only shown in the Fund summary when the Fund has had a full calendar year of operations.